Accrued Expenses and Other Payables (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Accrued Expenses and Other Payables [Abstract]
Schedule of accrued expenses and other payables
	As of December 31,	As of June 30,
	2017	2018
	US$	US$

Payroll and welfare payable	2,030	2,869
Payable for long-term investment (Note 7)	-	3,263
VAT, and other taxes payable	2,473	3,291
Payables for office supply and utilities	711	958
Payables for purchase of property and equipment	52	51
Professional service fees	3,161	3,764
Deposits from agents	3,509	4,577
Others	227	234
	12,163	19,007

	As of December 31,
	2016	2017
	US$	US$

Payroll and welfare payable	3,235	2,030
Accrued liability	50	-
VAT, and other taxes payable	831	2,473
Payables for office supply and utilities	743	711
Payables for purchase of property and equipment	432	52
Professional service fees	-	3,161
Deposits from agents	2,315	3,509
Others	28	227
	7,634	12,163